GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Going Concern Details Narrative
Cash and Cash Equivalents, At Carrying Value	$ 1,280	$ 2,732	$ 161	$ 267	$ 118	$ 298	$ 46	$ 22
Working Capital Deficit	14,456	17,191
Stockholders' Deficit	(8,287)	(3,689)	(2,694)	$ (2,229)	$ (447)	310	$ (482)	$ (668)
Accumulated deficit	$ (51,916)	$ (44,701)	$ (43,404)			$ (35,942)